Restructuring and Other - Schedule of Restructuring and Other (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 0	$ 0
Payments		(3,678)	0
Restructuring charges		23,846
Ending balance			0
Entertainment One Film And Television Business [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 20,168
Payments	(8,916)
Ending balance	11,252	20,168
Integration Program [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance		2,579	11,121
Payments		(1,616)	(8,542)
Restructuring charges		0
Ending balance			$ 2,579
Integration Program [Member] | Entertainment One Film And Television Business [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	963
Payments	0
Ending balance	$ 963	$ 963